INVENTORIES - Schedule of composition of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Technical stock	$ 390,259	$ 540,342
Non-technical stock	48,271	52,538
Total	$ 438,530	$ 592,880